ACCOUNTS PAYABLE AND ACCRUED EXPENSES (Details Narrative) - USD ($)	Sep. 30, 2023	Jun. 30, 2023	Sep. 30, 2022	Jun. 30, 2022
Related Party Transaction [Line Items]
Accounts payable	$ 79,127	$ 44,859		$ 41,970
Accrued expenses		118,860
Operating lease liabilities	87,844	$ 87,465
Operating Lease, Liability, Current, Statement of Financial Position [Extensible Enumeration]		Accrued expenses
Accounts payable	79,128		$ 42,909
Accrued expenses	$ 0		$ 123,638
Legal Expenses And Share Transfer Expenses [Member]
Related Party Transaction [Line Items]
Accounts payable		$ 44,859		29,375
Development And Administration Team [Member]
Related Party Transaction [Line Items]
Accrued expenses		$ 118,860		$ 0